Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (loss) for the year, net		$ 269,535	$ 50,650	$ (102,749)
Items related to operating activities:
(Reversal of) allowance for expected credit losses		(36)	406	(22)
Net changes in foreign exchange rate		(33,263)	(14,328)	(3,068)
Discount for well plugging and abandonment		2,444	2,546	2,584
Net increase in provisions		2,790	1,930	103
Interest expense on lease liabilities		1,925	1,079	1,641
Discount of assets and liabilities at present value		2,561	2,300	3,432
Share-based payments		16,576	10,592	10,494
Employee benefits		502	247	250
Income tax expense (benefit)		163,979	102,114	(10,113)
Items related to investing activities:
Depreciation and depletion		231,746	187,858	145,106
Amortization of intangible assets		3,116	3,455	2,568
(Reversal) Impairment of long-lived assets		0	(14,044)	14,438
Interest income		(809)	(65)	(822)
Gain from farmout agreement		(18,218)	(9,050)
Changes in the fair value of financial assets		17,599	(5,061)	645
Gain from assets disposal		0	(9,999)
Bargain purchase on business combination		0		(1,383)
Items related to financing activities:
Interest expense		28,886	50,660	47,923
Changes in the fair value of warrants		30,350	2,182	(16,498)
Amortized cost		2,365	4,164	2,811
Impairment of financial assets		0		4,839
Remeasurement in borrowings		52,817	19,163
Other financial results		2,515
Changes in working capital:
Trade and other receivables		(46,272)	7,475	4,149
Inventories		500	905	(3,095)
Trade and other payables		40,183	16,209	2,397
Payments of employee benefits		(254)	(399)	(798)
Salaries and payroll taxes		2,877	3,929	(2,570)
Other taxes and royalties		(8,024)	(7,311)	(2,080)
Provisions		(2,265)	(1,918)	(1,672)
Income tax payment		(74,354)	(4,296)	(4,731)
Net cash flows provided by operating activities		689,771	401,393	93,779
Cash flows from investing activities
Payments for acquisitions of property, plant and equipment		(479,361)	(321,286)	(153,257)
Payments for the acquisition of AFBN assets		(115,000)
Payments received from farmout agreement		20,000	10,000
Payments for acquisitions of other intangible assets		(6,030)	(1,611)	(3,664)
Payments for acquisitions of investments in associates		(3,466)	(2,977)
Proceeds from disposal of oil and gas properties	[1]	0	14,150	0
Cash received by AFBN assets acquisition			6,203
Interest received		809	65	822
Proceeds from disposal of other financial assets		336		0
Net cash flows (used in) investing activities		(582,712)	(295,456)	(156,099)
Cash flows from financing activities
Proceeds from borrowings		128,788	358,093	201,728
Payment of borrowings cost		(1,670)	(3,326)	(2,259)
Payment of borrowings principal		(195,091)	(284,695)	(98,761)
Payment of borrowings interest		(34,430)	(54,636)	(43,756)
Payments of lease		(11,494)	(8,911)	(9,067)
Share repurchase		(29,304)
Payment of other financial liabilities, net of restricted cash and cash equivalents		0	0	(16,993)
Net cash flows (used in) provided by financing activities		(143,201)	6,525	30,892
Net (decrease) increase in cash and cash equivalents		(36,142)	112,462	(31,428)
Cash and cash equivalents at beginning of year		311,217	201,314	234,230
Effect of exposure to changes in the foreign currency rate of cash and cash equivalents		(33,119)	(2,559)	(1,488)
Net (decrease) / increase in cash and cash equivalents		(36,142)	112,462	(31,428)
Cash and cash equivalents at end of year		241,956	311,217	201,314
Significant transactions that generated no cash flows
Acquisition of property, plant and equipment through increase in trade and other payables		138,543	80,321	82,298
Changes in well plugging and abandonment with an impact in property, plant and equipment		(713)	2,112	$ (366)
Acquisition of AFBN assets			69,693
Acquisition of Mexico's exploration assets			6,174
Disposal of Mexico's exploration assets		$ 0	$ (5,126)

[1]	Including 15,000 received for the transfer of working interests in Coirón Amargo Sur Oeste (“CASO”) concession (see Note 29.3.4) net of 850 from payments related to the transfer of Mexico’s exploration assets (see Note 29.3.11).